FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrant Liabilities (FY) (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 22, 2020
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Transfers out of Level 3 into Level 1	$ 0				$ 0
Warrant Liabilities [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		$ 10,668,000	$ 0	$ 0	14,600,000
Initial measurement on September 22, 2020			10,682,000
Change in fair value of warrant liabilities		3,932,000	(14,000)
Fair value, end of period		14,600,000	10,668,000	14,600,000
Private Placement Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		4,194,000	0	0	5,673,000
Initial measurement on September 22, 2020			4,200,000
Change in fair value of warrant liabilities		1,479,000	(6,000)
Fair value, end of period		5,673,000	4,194,000	5,673,000
Public Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		6,474,000	0	0	$ 8,927,000
Initial measurement on September 22, 2020			6,482,000
Change in fair value of warrant liabilities		2,453,000	(8,000)
Fair value, end of period		$ 8,927,000	$ 6,474,000	8,927,000
Number of securities to be called by each unit (in shares)						0.5
Transfers out of Level 3 into Level 1				$ 6,482,000
Class A Common Stock [Member]
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Number of securities to be called by each unit (in shares)	1				1	1